Inventories - Schedule of Inventories Provision for Obsolescence (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [abstract]
Beginning balance	$ (170.7)	$ (153.2)	$ (138.1)
Additions	(50.3)	(59.8)	(48.7)
Disposals	29.8	41.5	37.0
Foreign exchange loss	0.9	0.8	(3.4)
Assets held for sale	94.7
Ending balance	$ (95.6)	$ (170.7)	$ (153.2)